Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions (Textual)
Related party rent expense	$ 54,550	$ 55,484	$ 0